Award Timing Disclosure		12 Months Ended
		Dec. 31, 2025	Apr. 14, 2025 USD ($) shares $ / shares Rate	Feb. 21, 2025 USD ($) shares $ / shares Rate	Feb. 17, 2025 USD ($) shares $ / shares Rate	Feb. 14, 2025 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policy Regarding Timing of Awards of Options and Other Option-Like Instruments

We provide the following discussion of the timing of stock option awards in relation to the disclosure of material nonpublic information, as required by Item 402(x) of Regulation S-K. Our Board of Directors generally grants annual equity awards, including stock option grants to our named executive officers, in the first quarter of each fiscal year. In addition, new hires receive stock option grants at the time of their hiring.

Our Board of Directors approved stock option awards to Mr. Iwicki on February 14, 2025 and February 17, 2025. The grants to Mr. Iwicki were made in connection with the compensation arrangement related to his appointment as Chief Executive Officer, which was announced pursuant to the filing of a Current Report on Form 8-K on February 18, 2025.

In addition, our Board of Directors approved stock option awards to Mr. Iwicki and Dr. Cabell on February 21, 2025. The grants to Mr. Iwicki and Dr. Cabell were made in connection with the acquisition of CorHepta which was announced pursuant to the filing of a Current Report on Form 8-K on February 24, 2025. The timing of these awards was determined in connection with our Board of Directors’ consideration and approval of the transaction and related compensation matters, and was not intended to take into account or benefit from the anticipated public announcement of the transaction. The grants to Mr. Iwicki represented an adjustment award associated with the number of shares issuable following the consummation of the acquisition of CorHepta, and the grants to Dr. Cabell represented an inducement award in connection with his employment with the Company as part of the transaction.

Our Board of Directors further approved stock option awards to Mr. McIntyre on April 14, 2025. The grant to Mr. McIntyre was made in connection with the compensation arrangement related to his appointment as Chief Financial Officer, which was announced pursuant to the filing of a Current Report on Form 8-K on April 14, 2025.

In accordance with the requirements of the SEC, the following table discloses additional information with respect to the stock options that we awarded described above.

Our Board of Directors did not take material nonpublic information into account when determining the timing or terms of these awards.
Award Timing Method		Our Board of Directors generally grants annual equity awards, including stock option grants to our named executive officers, in the first quarter of each fiscal year. In addition, new hires receive stock option grants at the time of their hiring.
Award Timing Predetermined		true
Award Timing MNPI Considered		false
Awards Close in Time to MNPI Disclosures, Table	The grant dates were selected based on the date on which our Board of Directors finalized and approved the awards.

Name	Grant Date	Number of Securities Underlying the Award(1)	Exercise Price of the Award	Grant Date Fair Value of the Award(2)

Percentage change in the
closing market price of
the securities underlying
the award between the
trading day ending
immediately prior to the
disclosure of material
nonpublic information
and the trading day
beginning immediately
following the disclosure of
material nonpublic
information

Mark Iwicki	2/14/2025	12,668,989	$2.35	$20,237,762	31.1%
	2/17/2025	2,392,388	$2.35	$3,821,661	31.1%
	2/21/2025	602,346	$2.97	$1,452,376	(24.6)%
Christopher Cabell, M.D.	2/21/2025	2,810,000	$2.97	$6,764,872	(24.6)%
David McIntyre	4/14/2025	3,142,967	$2.00	$4,899,661	(8.2)%

(1)
The number of securities underlying the award for each named executive officer includes awards that were granted and only become exercisable in an amount proportional to the number of Series A-1 Warrants and Series B-1 Warrants that are exercised in accordance with their terms. 6,837,180 of Mr. Iwicki’s above totaled 15,663,723 securities, 1,709,295 of Dr. Cabell’s 2,810,000 securities, and 1,367,428 of Mr. McIntyre’s 3,142,967 securities relate to the exercise of the Series A-1 and Series B-1 Warrants.

(2)
The amount reported in this column reflects the grant date fair value of the stock options as determined under the principles used to calculate the grant date fair value of equity awards for purposes of our financial statements in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718. For a discussion of the assumptions and methodologies used to value the award, please see the discussion of option awards contained in the notes to our Annual Report on Form 10-K for the fiscal year ended December 31, 2025, filed with the SEC on March 26, 2026.

Mark Iwicki [Member]
Awards Close in Time to MNPI Disclosures
Name						Mark Iwicki
Underlying Securities | shares	[1]			602,346	2,392,388	12,668,989
Exercise Price | $ / shares				$ 2.97	$ 2.35	$ 2.35
Fair Value as of Grant Date | $	[2]			$ 1,452,376	$ 3,821,661	$ 20,237,762
Underlying Security Market Price Change | Rate				(24.60%)	31.10%	31.10%
Christopher Cabell, M.D. [Member]
Awards Close in Time to MNPI Disclosures
Name				Christopher Cabell, M.D.
Underlying Securities | shares	[1]			2,810,000
Exercise Price | $ / shares				$ 2.97
Fair Value as of Grant Date | $	[2]			$ 6,764,872
Underlying Security Market Price Change | Rate				(24.60%)
David McIntyre [Member]
Awards Close in Time to MNPI Disclosures
Name			David McIntyre
Underlying Securities | shares	[1]		3,142,967
Exercise Price | $ / shares			$ 2
Fair Value as of Grant Date | $	[2]		$ 4,899,661
Underlying Security Market Price Change | Rate			(8.20%)

[1]	The number of securities underlying the award for each named executive officer includes awards that were granted and only become exercisable in an amount proportional to the number of Series A-1 Warrants and Series B-1 Warrants that are exercised in accordance with their terms. 6,837,180 of Mr. Iwicki’s above totaled 15,663,723 securities, 1,709,295 of Dr. Cabell’s 2,810,000 securities, and 1,367,428 of Mr. McIntyre’s 3,142,967 securities relate to the exercise of the Series A-1 and Series B-1 Warrants.
[2]	The amount reported in this column reflects the grant date fair value of the stock options as determined under the principles used to calculate the grant date fair value of equity awards for purposes of our financial statements in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718. For a discussion of the assumptions and methodologies used to value the award, please see the discussion of option awards contained in the notes to our Annual Report on Form 10-K for the fiscal year ended December 31, 2025, filed with the SEC on March 26, 2026.